--------------------------------------------------------------------------------

                                  SECURITY CAPITAL
                                    ASIA/PACIFIC
                                 REAL ESTATE SHARES

--------------------------------------------------------------------------------

                                 SEMIANNUAL REPORT

                                   JUNE 30, 1998



















                                       [LOGO]

                                  SECURITY CAPITAL
                       REAL ESTATE MUTUAL FUNDS INCORPORATED

SECURITY CAPITAL ASIA/PACIFIC REAL ESTATE SHARES
SCHEDULE OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

    PRINCIPAL AMOUNT
                     SHORT-TERM INVESTMENTS - 99.2%

                     U.S. GOVERNMENT SECURITIES - 99.2%

    $ 1,003,000      United States Treasury Bills, 4.40%, 07/30/98  $   999,445
                                                                    -----------

                     Total Short-term Investments                       999,445
                     (Cost $999,445)                                -----------


                     Total Investments - 99.2%
                     (Cost $999,445)                                    999,445


                     Other Assets in Excess of Liabilities - 0.8%         8,135
                                                                    -----------

                     NET ASSETS 100.0%                              $ 1,007,580
                                                                    -----------
                                                                    -----------


                        SEE NOTES TO THE FINANCIAL STATEMENTS.

SECURITY CAPITAL ASIA/PACIFIC REAL ESTATE SHARES
STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

ASSETS:
  Investments, at market value (cost $999,445)                      $   999,445
  Cash                                                                    2,708
  Deferred organization costs                                           174,904
  Receivable for fund shares sold                                         5,000
  Receivable from investment adviser                                        918
                                                                    -----------
  Total Assets                                                        1,182,975
                                                                    -----------
LIABILITIES:
  Payable to investment adviser                                              27
  Payable to investment adviser (organization costs)                    175,000
  Accrued expenses and other liabilities                                    368
                                                                    -----------
  Total Liabilities                                                     175,395
                                                                    -----------
NET ASSETS                                                          $ 1,007,580
                                                                    -----------
                                                                    -----------

NET ASSETS CONSIST OF:
  Capital Stock                                                     $ 1,007,500
  Undistributed net investment income                                        80
  Accumulated undistributed net realized
    gain on investments                                                      -
  Net unrealized appreciation on investments                                 -
                                                                    -----------
  Total Net Assets                                                  $ 1,007,580
                                                                    -----------
                                                                    -----------

CLASS I:
  Net assets                                                        $ 1,007,580
  Shares outstanding (50,000,000 shares
    of $0.01 par value authorized)                                      100,750

  Net asset value and redemption price
    per share                                                       $     10.00
                                                                    -----------
                                                                    -----------


                        SEE NOTES TO THE FINANCIAL STATEMENTS.

SECURITY CAPITAL ASIA/PACIFIC REAL ESTATE SHARES
STATEMENT OF OPERATIONS - JUNE 30, 1998 (UNAUDITED)*

--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividend income                                                   $        -
  Interest income                                                           123
                                                                    -----------
  Total investment income                                                   123
                                                                    -----------

EXPENSES:
  Investment advisory fee                                                    26
  Administration fee                                                          1
  Sub-Administration fee                                                    183
  Shareholder servicing and accounting costs                                 56
  Custody fees                                                               34
  Federal and state registration                                            470
  Professional fees                                                          58
  Reports to shareholders                                                    30
  Amortization of organization costs                                         96
  Distribution Expense                                                        7
                                                                    -----------
  Total expenses before reimbursement                                       961
  Less: Reimbursement from Adviser                                         (918)
                                                                    -----------
  Net expenses                                                               43
                                                                    -----------
NET INVESTMENT INCOME                                                        80
                                                                    -----------
                                                                    -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                           -
  Change in unrealized appreciation on investments                           -
                                                                    -----------
  Net realized and unrealized gain on investments                            -
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $        80
                                                                    -----------
                                                                    -----------


* Fund commenced operations on June 30, 1998.

                        SEE NOTES TO THE FINANCIAL STATEMENTS.

SECURITY CAPITAL ASIA/PACIFIC REAL ESTATE SHARES
STATEMENT OF CHANGES IN NET ASSETS - JUNE 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                     Period
                                                                     ended
                                                                 June 30, 1998*
--------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                          $           80
  Net realized gain on investments                                           -
  Change in unrealized appreciation on investments                           -
                                                                 --------------

  Net increase in net assets resulting from operations                       80

CAPITAL SHARE TRANSACTIONS:
  Proceed from shares sold                                            1,007,500
  Shares issued to holders in reinvestment of dividends                      -
  Cost of shares redeemed                                                    -
                                                                 --------------

  Net increase in net assets from capital share transactions          1,007,500

TOTAL INCREASE IN NET ASSETS                                          1,007,580

NET ASSETS:
  Beginning of period                                                        -
                                                                 --------------
                                                                 --------------

  End of period (including undistributed net investment
    income of $80)                                               $    1,007,580
                                                                 --------------
                                                                 --------------


* Fund commenced operations on June 30, 1998.

                        SEE NOTES TO THE FINANCIAL STATEMENTS.

SECURITY CAPITAL ASIA/PACIFIC REAL ESTATE SHARES
FINANCIAL STATEMENT HIGHLIGHTS (UNAUDITED)

--------------------------------------------------------------------------------

                                                                June 30, 1998(1)
                                                                ---------------
                                                                     Class I
                                                                ---------------
Per Share Data:
Net Asset Value, beginning of period                            $         10.00
                                                                ---------------

Income from investment operations
  Net investment income                                                      -
  Net realized and unrealized gain on investments                            -
                                                                ---------------
  Total from investment operations                                           -
                                                                ---------------
Less Distributions:
  Dividends from net investment income                                       -
  Dividends from net realized gains                                          -
                                                                ---------------
  Total distributions                                                        -
                                                                ---------------
Net asset value, end of period                                  $         10.00
                                                                ---------------
                                                                ---------------
Total Return(2)                                                            0.00%
Supplemental data and ratios:
  Net assets, end of period                                     $     1,007,580
  Ratio of expenses to average net assets(3)(4)                            1.55%
  Ratio of net investment income to average net assets(3)(4)               2.91%
  Portfolio turnover rate(5)                                               0.00%


(1)  Fund commenced operations June 30, 1998.
(2)  Not annualized.
(3)  Annualized.
(4) Without expense reimbursements of $918 for the period ended June 30, 1998, the ratio of expenses to average net assets would have been 34.90% for Class I and the ratio of net investment income to average net assets would have been (30.45)% for Class I.
(5)  There were no long-term investment transactions for the period ended
     June 30, 1998.

                        SEE NOTES TO THE FINANCIAL STATEMENTS.

SECURITY CAPITAL ASIA/PACIFIC REAL ESTATE SHARES
NOTES TO THE FINANCIAL STATEMENTS -- JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Security Capital Asia/Pacific Real Estate Shares (the "Fund") is a non-diversified investment portfolio of Security Capital Real Estate Mutual Funds Incorporated ("SC-REMFs"), which is an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), and is a Maryland corporation. SC-REMFs is comprised of four investment portfolios, the Fund, Security Capital U.S. Real Estate Shares, Security Capital European Real Estate Shares and Security Capital Real Estate Arbitrage Shares. The Fund consists of Class I and Class R Shares, which differ in services provided to shareholders and expenses. Class I Shares commenced operations on June 30, 1998. Class R Shares were not offered as of June 30, 1998.

The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation -- Each day securities are valued at the last sales price from the principal exchange on which they are traded. Securities that have not traded on the valuation date, or securities for which sales prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values determined by, or under the direction of, the Board of Director's Valuation Committee. Temporary cash investments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

b) Federal Income Taxes -- No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders.

c) Distributions to Shareholders -- Dividends from net investment income are declared and paid quarterly. The Fund intends to distribute net realized capital gains, if any, at least annually, although the Fund's Board of Directors may in the future determine to retain realized capital gains and not distribute them to shareholders.

Distributions will automatically be paid in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have distributions paid in cash.

The characterization of shareholder distributions for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

d) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Other -- Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions, using the specific identification method for both financial reporting and federal income tax purposes, by comparing the original cost of the security lot sold with the net sales proceeds. It is the Fund's practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

2.   CAPITAL SHARE TRANSACTIONS
Transactions in Class I Shares of the Fund were as follows for the period from commencement of investment operations through June 30, 1998:



                                                                      June 30, 1998

---------------------------------------------------------------------------------------
                                                                   Amount        Shares
                                                                 ----------------------
Class I Shares:
     Shares Sold                                                 $1,007,500     100,750
     Shares issued to holders in reinvestment of dividends               -           -
     Shares redeemed                                                     -           -
                                                                 ----------     -------

     Net increase                                                $1,007,500     100,750
                                                                 ----------     -------
                                                                 ----------     -------


3.   INVESTMENT TRANSACTIONS
The Fund did not engage in long-term investment transactions on June 30, 1998.

At June 30, 1998, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

     Appreciation                                                   $       -
     (Depreciation)                                                         -
                                                                    ----------
     Net appreciation on investments                                $       -
                                                                    ----------
                                                                    ----------

At June 30, 1998 the cost of investments for federal income tax purposes was $999,445.

4.   INVESTMENT ADVISORY AND OTHER AGREEMENTS
SC-REMFs has entered into an Investment Advisory Agreement with Security Capital Global Capital Management Group Incorporated ("GCMG"). Pursuant to the Advisory Agreement, GCMG is entitled to receive a management fee, calculated daily and payable monthly, at the annual rate of 0.95% as applied to the Fund's average daily net assets. GCMG has entered into an investment sub-advisory agreement with Security Capital Global Capital Management Group (Asia) Incorporated ("GCMG-Asia") ("Sub-Advisory Agreement") pursuant to which GCMG-Asia provides various portfolio management and investment advisory services to the Fund. Under the Sub-Advisory Agreement, GCMG-Asia receives a monthly management fee based on its costs (including payroll, rent, and other allocable costs and expenses) plus a mark-up of 10% from GCMG.

GCMG voluntarily agrees to reimburse its management fee and other expenses to the extent that total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 1.55% of the average net assets of the Class I Shares, computed on a daily basis, for the period June 30, 1998.

GCMG also serves as the Fund's administrator. GCMG intends to charge the Fund an administrative fee calculated daily and payable monthly, at the annual rate of 0.02% of the Fund's average daily net assets.

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


State Street Bank and Trust Company ("State Street"), a publicly held bank holding company, serves as sub-administrator, custodian, and accounting services agent for the Fund. Sub-administration, custodian, and accounting services will be charged by State Street according to contractual fee schedules agreed to by the Fund.

Boston Financial Data Services, Inc. ("BFDS"), a privately held company and an affiliate of State Street, serves as transfer agent for the Fund. Transfer agent services will be charged by BFDS according to contractual fee schedules agreed to by the Fund.

5.   CONCENTRATION OF RISKS
The Fund will invest a substantial portion of its assets in publicly-traded real estate companies organized principally in countries in the Asia/Pacific region. The Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks) because of its policy of concentration in the securities of companies in the real estate industry. Such risks include declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in real estate taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to customers and changes in interest rates.

The Fund will invest primarily in foreign securities. Substantial risks are involved when investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization, or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the U.S. Foreign companies are generally not subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. Also, most foreign countries withhold portions of income and dividends at the source requiring investors to reclaim taxes withheld.

The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

The foregoing discussion is general in nature and is subject to the risk considerations described in the Fund's Prospectus and Statement of Additional Information.

6.   DISTRIBUTION AND SERVICING PLANS
The Fund has adopted distribution plans with respect to the Class I and Class R Shares pursuant to Rule 12b-1 under the 1940 Act ("Plans"). Under the Plans, the Fund pays to Security Capital Markets Group Incorporated in its capacity as principal distributor of the Fund's shares (the "Distributor"), a monthly distribution fee equal to, on an annual basis, 0.25% of the value of the each Class' average daily net assets.

The Distributor may use the fee for services performed and expenses incurred by the Distributor in connection with the distribution of each Class' respective shares and for providing certain services to each Class' respective shareholders. The Distributor may pay third parties in the respect of these services such amounts as it may determine. The Fund has made no payments pursuant to the Plan for the period ended June 30, 1998.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                   SECURITY CAPITAL
                                     REAL ESTATE
                                   ARBITRAGE SHARES



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                  SEMIANNUAL REPORT



                                    JUNE 30, 1998









                                        [LOGO]
                                   SECURITY CAPITAL
                        REAL ESTATE MUTUAL FUNDS INCORPORATED

SECURITY CAPITAL REAL ESTATE ARBITRAGE SHARES
STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------


ASSETS:
     Cash                                                     $        2,718
     Deferred organization costs                                     174,904
     Receivable for investment securities sold                       999,364
     Receivable for fund shares sold                                   5,000
                                                             ---------------
     Total Assets                                                  1,181,986
                                                             ---------------

LIABILITIES:
     Payable to investment adviser                                        56
     Payable to investment adviser (organization costs)              175,000
     Accrued expenses and other liabilities                              443
                                                             ---------------
     Total Liabilities                                               175,499
                                                             ---------------
NET ASSETS                                                    $    1,006,487
                                                             ---------------
                                                             ---------------

NET ASSETS CONSIST OF:
     Capital Stock                                            $    1,007,500
     Undistributed net investment (loss)                                (932)
     Accumulated undistributed net realized
        (loss) on investments                                            (81)
     Net unrealized appreciation on investments                          -
                                                             ---------------
     Total Net Assets                                         $    1,006,487
                                                             ---------------
                                                             ---------------

CLASS I:
     Net assets                                               $    1,006,487
     Shares outstanding (50,000,000 shares
        of $0.01 par value authorized)                               100,750

     Net asset value and redemption price
          per share                                           $         9.99
                                                             ---------------
                                                             ---------------



           SEE NOTES TO THE FINANCIAL STATEMENTS                       2

SECURITY CAPITAL REAL ESTATE ARBITRAGE SHARES
STATEMENT OF OPERATIONS - JUNE 30, 1998 (UNAUDITED)*

--------------------------------------------------------------------------------


INVESTMENT INCOME:
     Dividend income                                          $          -
     Interest income                                                     123
                                                             ---------------
     Total investment income                                             123
                                                             ---------------

EXPENSES:
     Investment advisory fee                                              55
     Administration fee                                                    1
     Sub-Administration fee                                              232
     Shareholder servicing and accounting costs                           82
     Custody fees                                                         34
     Federal and state registration                                      460
     Professional fees                                                    58
     Reports to shareholders                                              30
     Amortization of organization costs                                   96
     Distribution expense                                                  7
                                                             ---------------
     Total expenses                                                    1,055
                                                             ---------------
NET INVESTMENT (LOSS)                                                   (932)
                                                             ---------------
                                                             ---------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized (loss) on investments                                  (81)
     Change in unrealized appreciation on investments                    -
                                                             ---------------
     Net realized and unrealized (loss) on investments                   (81)
                                                             ---------------
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $       (1,013)
                                                             ---------------
                                                             ---------------


* Fund commenced operations on June 30, 1998.


              SEE NOTES TO THE FINANCIAL STATEMENTS                       3

SECURITY CAPITAL REAL ESTATE ARBITRAGE SHARES
STATEMENT OF CHANGES IN NET ASSETS - JUNE 30, 1998 (UNAUDITED)



--------------------------------------------------------------------------------------

                                                                          Period
                                                                          ended
                                                                      June 30, 1998*
--------------------------------------------------------------------------------------
OPERATIONS:
     Net investment (loss)                                          $             (932)
     Net realized (loss) on investments                                            (81)
     Change in unrealized appreciation on investments                              -
                                                                   -------------------

     Net (decrease) in net assets resulting from operations                     (1,013)

CAPITAL SHARE TRANSACTIONS:
     Proceed from shares sold                                                1,007,500
     Shares issued to holders in reinvestment of dividends                          -
     Cost of shares redeemed                                                        -
                                                                   -------------------

     Net increase in net assets from capital share transactions              1,007,500

TOTAL INCREASE IN NET ASSETS                                                 1,006,487

NET ASSETS:
     Beginning of period                                                            -
                                                                   -------------------

     End of period (including undistributed net investment
        (loss) of $932)                                             $        1,006,487
                                                                   -------------------
                                                                   -------------------



* Fund commenced operations on June 30, 1998.


              SEE NOTES TO THE FINANCIAL STATEMENTS                       4

SECURITY CAPITAL REAL ESTATE ARBITRAGE SHARES
FINANCIAL STATEMENT HIGHLIGHTS (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                June 30, 1998(1)
                                                                              -------------------
                                                                                     Class I
                                                                              -------------------
Per Share Data:
Net Asset Value, beginning of period                                           $            10.00
                                                                              -------------------

Income from investment operations
     Net investment (loss)                                                                  (0.01)
     Net realized and unrealized gain on investments                                           -
                                                                              -------------------
     Total from investment operations                                                       (0.01)
                                                                              -------------------

                                                                              -------------------
Net asset value, end of period                                                 $             9.99
                                                                              -------------------
                                                                              -------------------
Total Return(2)                                                                             (0.10)%


Supplemental data and ratios:
     Net assets, end of period                                                 $        1,006,487
     Ratio of expenses to average net assets(3)(4)                                          38.30%
     Ratio of net investment income to average net assets(3)(4)                            (33.89)%
     Portfolio turnover rate(5)                                                              0.00%


(1)  Fund commenced operations June 30, 1998.
(2)  Not annualized.
(3)  Annualized.
(4) Without expense reimbursements of $996 for the period ended June 30, 1998, the ratio of expenses to average net assets would have been 38.30% for Class I and the ratio of net investment income to average net assets would have been (33.89)% for Class I.
(5) There were no long-term investment transactions for the period ended June 30, 1998.


              SEE NOTES TO THE FINANCIAL STATEMENTS                       5

SECURITY CAPITAL REAL ESTATE ARBITRAGE SHARES
NOTES TO THE FINANCIAL STATEMENTS -- JUNE 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Security Capital Real Estate Arbitrage Shares (the "Fund") is a non-diversified investment portfolio of Security Capital Real Estate Mutual Funds Incorporated ("SC-REMFs"), which is an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), and is a Maryland corporation. SC-REMFs is comprised of four investment portfolios, the Fund, Security Capital U.S. Real Estate Shares, Security Capital European Real Estate Shares and Security Capital Asia/Pacific Real Estate Shares. The Fund consists of Class I Shares which commenced operations on June 30, 1998.

The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation -- Each day securities are valued at the last sales price from the principal exchange on which they are traded. Securities that have not traded on the valuation date, or securities for which sales prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values determined by, or under the direction of, the Board of Director's Valuation Committee. Temporary cash investments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

b) Federal Income Taxes -- No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders.

c) Distributions to Shareholders -- Dividends from net investment income are declared and paid annually. The Fund intends to distribute net realized capital gains, if any, at least annually, although the Fund's Board of Directors may in the future determine to retain realized capital gains and not distribute them to shareholders.

Distributions will automatically be paid in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have distributions paid in cash.

The characterization of shareholder distributions for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

A portion of the dividend income recorded by the Fund is from distributions by publicly traded REITs and such distributions for tax purposes may consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held. The character of such distributions, for tax purposes, is determined by the Fund based on estimates and information received by the Fund from the REITs.

d) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

--------------------------------------------------------------------------------

e) Other -- Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions, using the specific identification method for both financial reporting and federal income tax purposes, by comparing the original cost of the security lot sold with the net sales proceeds. It is the Fund's practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

2.   CAPITAL SHARE TRANSACTIONS
Transactions for Class I Shares of the Fund were as follows for the period from commencement of investment operations through June 30, 1998:



                                                                        June 30, 1998

---------------------------------------------------------------------------------------------
                                                                   Amount             Shares
                                                                 ----------------------------
Class I Shares:
     Shares Sold                                                 $1,007,500          100,750
     Shares issued to holders in reinvestment of dividends               -                -
     Shares redeemed                                                     -                -
                                                                -----------          --------

     Net increase                                                $1,007,500          100,750
                                                                -----------          --------
                                                                -----------          --------



3.   INVESTMENT TRANSACTIONS
The Fund did not engage in long-term investment transactions on June 30, 1998.


At June 30, 1998, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

     Appreciation                                 $         -
     (Depreciation)                                         -
                                                  -----------
     Net appreciation on investments              $         -
                                                  -----------
                                                  -----------

At June 30, 1998 the cost of investments for federal income tax purposes was $0.

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

--------------------------------------------------------------------------------

4.   INVESTMENT ADVISORY AND OTHER AGREEMENTS
SC-REMFs has entered into an Investment Advisory Agreement with Security Capital Global Capital Management Group Incorporated ("GCMG"). Pursuant to the Investment Advisory Agreement, GCMG is entitled to receive an investment advisory fee of 2.00% during the first three full months of the Fund's operations, calculated daily and payable monthly, at the annual rate of 2.00% as applied to the Fund's average daily net assets.

Thereafter, the Fund will pay GCMG an annual investment advisory fee which increases or decreases from a "fulcrum fee" or base fee of 2.00% of the Fund's average daily net assets ("Base Fee") based on the total return investment performance of the Fund for the prior twelve-month period. Until the Fund completes twelve full months of operations, the performance adjustment will be measured from the date of inception relative to the percentage change in the Wilshire Real Estate Index (the "Index") for the same period (the "Index Return"). A general description of the Index is included in the Statement of Additional Information.

The advisory fee will be paid monthly, at an annual rate which varies between 0.50% and 3.50% of the Fund's average net assets. The advisory fee is structured so that it will be 2.00% of the Fund's average net assets if the Fund's investment performance for the preceding twelve months (net of all fees and expenses, including the advisory fee) equals the Index Return. The advisory fee increases or decreases from the Base Fee of 2.00% by 10 percent of the difference between the Fund's investment performance during the preceding twelve months and the Index Return during that period, up to the maximum fee of 3.50% or down to the minimum fee of 0.50%. The following table shows the examples of the advisory fees which would be applicable at the stated levels of the Fund's performance relative to the Index Return for particular twelve-month period.

                                                             ADVISORY FEE
                         FUND PERFORMANCE                  (AS % OF AVERAGE
                       (NET OF FEES AND EXPENSES)         DAILY NET ASSETS)*
                       --------------------------         ------------------
                         Index Return + 15%                      3.50%
                         Index Return + 10                       3.00
                         Index Return + 5                        2.50
                         Index Return + 3                        2.30
                         Index Return + 1                        2.10
                         Index Return                            2.00
                         Index Return - 1                        1.90
                         Index Return - 3                        1.70
                         Index Return - 5                        1.50
                         Index Return - 10                       1.00
                         Index Return - 15                       0.50


* The advisory fee increases or decreases from the Base Fee of 2.00%

GCMG will not waive or reimburse the Fund for management fees and other expenses.

GCMG also serves as the Fund's administrator. GCMG intends to charge the Fund an administrative fee calculated daily and payable monthly, at the annual rate of 0.02% of the Fund's average daily net assets.

State Street Bank and Trust Company ("State Street"), a publicly held bank holding company, serves as sub-administrator, custodian, and accounting services agent for the Fund. Sub-administration, custodian, and accounting services will be charged by State Street according to contractual fee schedules agreed to by the Fund.

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

--------------------------------------------------------------------------------

Boston Financial Data Services, Inc. ("BFDS"), a privately held company and an affiliate of State Street, serves as transfer agent for the Fund. Transfer agent services will be charged by BFDS according to contractual fee schedules agreed to by the Fund.

5.   CONCENTRATION OF RISKS
The Fund intends to engage in various arbitrage transactions, primarily through investments in real estate securities in the United States.

The Fund will invest a substantial portion of its assets in Real Estate Investment Trusts ("REITs"). The Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

The Fund may also engage in short sales. A short sale is a transaction in which the Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market value of the securities. An increase in the value of securities sold short by the Fund will result in a loss to the Fund, and there can be no assurance that the Fund will be able to limit the amount of its loss on a short position by closing out the position at any particular time or at an acceptable price.

The Fund may also borrow money to invest in additional portfolio securities in connection with liquidity arbitrage transactions. The interest the Fund must pay on borrowed money will reduce the amount of any potential gains or increase losses. Successful use of leverage depends on GCMG's ability to predict market movements correctly. The Fund may at times borrow money by means of reverse repurchase agreements, which will increase the Fund's overall investment exposure and may result in losses if interest rates rise during the term of such an agreement. Additionally, if the purchaser of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's repurchase obligation, and the Fund's use of proceeds under the agreement may effectively be restricted pending such decision.

The foregoing discussion is general in nature and is subject to the risk considerations described in the Fund's Prospectus and Statement of Additional Information.

6.   DISTRIBUTION AND SERVICING PLANS
The Fund has adopted a distribution plan with respect to the Class I Shares pursuant to Rule 12b-1 under the 1940 Act ("Plan"). Under the Plan, the Fund pays to Security Capital Markets Group Incorporated in its capacity as principal distributor of the Fund's shares (the "Distributor"), a monthly distribution fee equal to, on an annual basis, 0.25% of the value of the Fund's average daily net assets.

The Distributor may use the fee for services performed and expenses incurred by the Distributor in connection with the distribution of the Fund's shares and for providing certain services to the Fund's shareholders. The Distributor may pay third parties in the respect of these services such amounts as it may determine. The Fund has made no payments pursuant to the Plan for the period ended June 30, 1998.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                SECURITY CAPITAL
                                    EUROPEAN
                               REAL ESTATE SHARES


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                 SEMIANNUAL REPORT

                                   JUNE 30, 1998









                            [LOGO]-Registered Trademark-
                                  SECURITY CAPITAL
                       REAL ESTATE MUTUAL FUNDS INCORPORATED

SECURITY CAPITAL EUROPEAN REAL ESTATE SHARES
STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Cash                                                         $     2,708
   Deferred organization costs                                      174,904
   Receivable for investment securities sold                        999,364
   Receivable for fund shares sold                                    5,000
   Receivable from investment adviser                                   973
                                                                -----------
   Total Assets                                                   1,182,949
                                                                -----------

LIABILITIES:
   Payable to investment adviser                                         24
   Payable to investment adviser (organization costs)               175,000
   Accrued expenses and other liabilities                               423
                                                                -----------
   Total Liabilities                                                175,447
                                                                -----------
NET ASSETS                                                      $ 1,007,502
                                                                -----------
                                                                -----------

NET ASSETS CONSIST OF:
   Capital Stock                                                $ 1,007,500
   Undistributed net investment income                                   83
   Accumulated undistributed net realized
      (loss) on investments                                             (81)
   Net unrealized appreciation on investments                           -
                                                                -----------
   Total Net Assets                                             $ 1,007,502
                                                                -----------
                                                                -----------
CLASS I:
   Net assets                                                   $ 1,007,502
   Shares outstanding (50,000,000 shares
      of $0.01 par value authorized)                                100,750

   Net asset value and redemption price
      per share                                                 $     10.00
                                                                -----------
                                                                -----------


                   SEE NOTES TO THE FINANCIAL STATEMENTS.                      2

SECURITY CAPITAL EUROPEAN REAL ESTATE SHARES
STATEMENT OF OPERATIONS - JUNE 30, 1998 (UNAUDITED)*
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividend income                                                  $   -
   Interest income                                                      123
                                                                    -------
   Total investment income                                              123
                                                                    -------

EXPENSES:
   Investment advisory fee                                               23
   Administration fee                                                     1
   Sub-Administration fee                                               212
   Shareholder servicing and accounting costs                            82
   Custody fees                                                          34
   Federal and state registration                                       470
   Professional fees                                                     58
   Reports to shareholders                                               30
   Amortization of organization costs                                    96
   Distribution Expense                                                   7
                                                                    -------
   Total expenses before reimbursement                                1,013
   Less: Reimbursement from Adviser                                    (973)
                                                                    -------
   Net expenses                                                          40
                                                                    -------
NET INVESTMENT INCOME                                                    83
                                                                    -------
                                                                    -------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized (loss) on investments                                   (81)
   Change in unrealized appreciation on investments                     -
                                                                    -------
   Net realized and unrealized (loss) on investments                    (81)
                                                                    -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $     2
                                                                    -------
                                                                    -------

* Fund commenced operations on June 30, 1998.


                  SEE NOTES TO THE FINANCIAL STATEMENTS.                       3

SECURITY CAPITAL EUROPEAN REAL ESTATE SHARES
STATEMENT OF CHANGES IN NET ASSETS - JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   Period
                                                                   ended
                                                               June 30, 1998*
--------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                       $         83
   Net realized (loss) on investments                                   (81)
   Change in unrealized appreciation on investments                     -
                                                               ------------
   Net increase in net assets resulting from operations                   2

CAPITAL SHARE TRANSACTIONS:
   Proceed from shares sold                                       1,007,500
   Shares issued to holders in reinvestment of dividends                -
   Cost of shares redeemed                                              -
                                                               ------------

   Net increase in net assets from capital share transactions
                                                                  1,007,500

TOTAL INCREASE IN NET ASSETS                                      1,007,502

NET ASSETS:
   Beginning of period                                                  -
                                                               ------------

   End of period (including undistributed net investment
      income of $83)                                           $  1,007,502
                                                               ------------
                                                               ------------

* Fund commenced operations on June 30, 1998.


                  SEE NOTES TO THE FINANCIAL STATEMENTS.                       4

SECURITY CAPITAL EUROPEAN REAL ESTATE SHARES
FINANCIAL STATEMENT HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                              June 30, 1998(1)
                                                              ----------------
                                                                   Class I
                                                              ----------------
Per Share Data:
Net Asset Value, beginning of period                            $     10.00
                                                                -----------
                                                                -----------

Income from investment operations
   Net investment income                                                -
   Net realized and unrealized gain on investments                      -
                                                                -----------
                                                                -----------
   Total from investment operations                                     -
                                                                -----------
Less Distributions:
   Dividends from net investment income                                 -
   Dividends from net realized gains                                    -
                                                                -----------
                                                                -----------
   Total distributions                                                  -
                                                                -----------
Net asset value, end of period                                  $     10.00
                                                                -----------
                                                                -----------
Total Return(2)                                                        0.00%
Supplemental data and ratios:
   Net assets, end of period                                    $ 1,007,502
   Ratio of expenses to average net assets(3)(4)                       1.45%
   Ratio of net investment income to average net assets(3)(4)          3.00%
   Portfolio turnover rate(5)                                          0.00%

(1)  Fund commenced operations June 30, 1998.
(2)  Not annualized.
(3)  Annualized.
(4) Without expense reimbursements of $973 for the period ended June 30, 1998, the ratio of expenses to average net assets would have been 36.79% for Class I and the ratio of net investment income to average net assets would have been (32.34)% for Class I.
(5)  There were no long-term investment transactions for the period ended
     June 30, 1998.


                   SEE NOTES TO THE FINANCIAL STATEMENTS.                      5

SECURITY CAPITAL EUROPEAN REAL ESTATE SHARES
NOTES TO THE FINANCIAL STATEMENTS -- JUNE 30, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Security Capital European Real Estate Shares (the "Fund") is a non-diversified investment portfolio of Security Capital Real Estate Mutual Funds Incorporated ("SC-REMFs"), which is an open-end management investment company under the Investment Company Act of 1940 (the " 1940 Act"), and is a Maryland corporation. SC-REMFs is comprised of four investment portfolios, the Fund, Security Capital U.S. Real Estate Shares, Security Capital Asia/Pacific Real Estate Shares and Security Capital Real Estate Arbitrage Shares. The Fund consists of Class I and Class R Shares, which differ in services provided to shareholders and expenses. Class I Shares commenced operations on June 30, 1998. Class R Shares were not offered as of June 30, 1998.

The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation -- Each day securities are valued at the last sales price from the principal exchange on which they are traded. Securities that have not traded on the valuation date, or securities for which sales prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values determined by, or under the direction of, the Board of Director's Valuation Committee. Temporary cash investments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

b) Federal Income Taxes -- No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders.

c) Distributions to Shareholders -- Dividends from net investment income are declared and paid quarterly. The Fund intends to distribute net realized capital gains, if any, at least annually, although the Fund's Board of Directors may in the future determine to retain realized capital gains and not distribute them to shareholders.

Distributions will automatically be paid in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have distributions paid in cash.

The characterization of shareholder distributions for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

d) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Other -- Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions, using the specific identification method for both financial reporting and federal income tax purposes, by comparing the original cost of the security lot sold with the net sales proceeds. It is the Fund's practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.


2.  CAPITAL SHARE TRANSACTIONS

Transactions in Class I Shares of the Fund were as follows for the period from commencement of investment operations through June 30, 1998.


                                                                        June 30, 1998
-------------------------------------------------------------------------------------------
                                                                   Amount           Shares
                                                                 --------------------------
Class I Shares:
    Shares Sold                                                  $1,007,500        100,750
    Shares issued to holders in reinvestment of dividends                -              -
    Shares redeemed                                                      -              -
                                                                 ----------       --------
    Net increase                                                 $1,007,500        100,750
                                                                 ----------       --------
                                                                 ----------       --------


3.   INVESTMENT TRANSACTIONS

The Fund did not engage in long-term investment transactions on June 30, 1998.

At June 30, 1998, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

          Appreciation                       $      -
          (Depreciation)                            -
                                             ---------
          Net appreciation on investments    $      -
                                             ---------
                                             ---------

At June 30, 1998 the cost of investments for federal income tax purposes was $0.


4.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

SC-REMFs has entered into an Investment Advisory Agreement with Security Capital Global Capital Management Group Incorporated ("GCMG"). Pursuant to the Advisory Agreement, GCMG is entitled to receive a management fee, calculated daily and payable monthly, at the annual rate of 0.85% as applied to the Fund's average daily net assets. GCMG has entered into an investment sub-advisory agreement with Security Capital Global Capital Management Group (Europe) S.A. ("GCMG-Europe") ("Sub-Advisory Agreement") pursuant to which GCMG-Europe provides various portfolio management and investment advisory services to the Fund. Under the Sub-Advisory Agreement, GCMG-Europe receives a monthly management fee from GCMG equal to the annual rate of 0.08% of the Fund's average daily net asset value.

GCMG voluntarily agrees to reimburse its management fee and other expenses to the extent that total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 1.45% of the average net assets of the Class I Shares, computed on a daily basis, for the period June 30, 1998.

GCMG also serves as the Fund's administrator. GCMG intends to charge the Fund an administrative fee calculated daily and payable monthly, at the annual rate of 0.02% of the Fund's average daily net assets.

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

State Street Bank and Trust Company ("State Street"), a publicly held bank holding company, serves as sub-administrator, custodian, and accounting services agent for the Fund. Sub-administration, custodian, and accounting services will be charged by State Street according to contractual fee schedules agreed to by the Fund.

Boston Financial Data Services, Inc. ("BFDS"), a privately held company and an affiliate of State Street, serves as transfer agent for the Fund. Transfer agent services will be charged by BFDS according to contractual fee schedules agreed to by the Fund.


5.  CONCENTRATION OF RISKS

The Fund will invest a substantial portion of its assets in publicly-traded real estate companies organized principally in European nations. The Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks) because of its policy of concentration in the securities of companies in the real estate industry. Such risks include declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in real estate taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to customers and changes in interest rates.

The Fund will invest primarily in foreign securities. Substantial risks are involved when investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization, or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the U.S. Foreign companies are generally not subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. Also, most foreign countries withhold portions of income and dividends at the source requiring investors to reclaim taxes withheld.

The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

The foregoing discussion is general in nature and is subject to the risk considerations described in the Fund's Prospectus and Statement of Additional Information.

6.  DISTRIBUTION AND SERVICING PLANS

The Fund has adopted distribution plans with respect to the Class I and Class R Shares pursuant to Rule 12b-1 under the 1940 Act ("Plans"). Under the Plans, the Fund pays to Security Capital Markets Group Incorporated in its capacity as principal distributor of the Fund's shares (the "Distributor"), a monthly distribution fee equal to, on an annual basis, 0.25% of the value of the each Class' average daily net assets.

The Distributor may use the fee for services performed and expenses incurred by the Distributor in connection with the distribution of each Class' respective shares and for providing certain services to each Class' respective shareholders. The Distributor may pay third parties in the respect of these services such amounts as it may determine. The Fund has made no payments pursuant to the Plan for the period ended June 30, 1998.